FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	12 Months Ended
Dec. 31, 2017
Significant unobservable inputs used in the valuation
Dividend yield (as a percent)	0.00%
Minimum
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	14.50%
Lack of marketability discount (as a percent)	10.00%
Risk-free rate (as a percent)	1.80%
Expected volatility (as a percent)	32.94%
Maximum
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%
Lack of marketability discount (as a percent)	15.00%
Risk-free rate (as a percent)	3.50%
Expected volatility (as a percent)	38.00%
Liquidation scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	20.00%
Liquidation scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	70.00%
Redemption scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	20.00%
Redemption scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%
IPO scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%
IPO scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	60.00%